LOANS AND LEASES (Details 2) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Total	298,169	245,736
Credit Card [Member]
Loans and leases receivable, consumer	36,200
Credit Card [Member] | Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, consumer	32,705
Credit Card [Member] | Past Due From 31 To 60 Days [Member]
Loans and leases receivable, consumer	401
Credit Card [Member] | Past Due From 61 To 90 Days [Member]
Loans and leases receivable, consumer	372
Credit Card [Member] | Past Due Over 90 Days [Member]
Loans and leases receivable, consumer	2,719
Credit Card [Member] | Total Past Due Over 30 Days [Member]
Loans and leases receivable, consumer	3,492
Personal Loans [Member]
Loans and leases receivable, consumer	24,018
Personal Loans [Member] | Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, consumer	21,045
Personal Loans [Member] | Past Due From 31 To 60 Days [Member]
Loans and leases receivable, consumer	525
Personal Loans [Member] | Past Due From 61 To 90 Days [Member]
Loans and leases receivable, consumer	336
Personal Loans [Member] | Past Due Over 90 Days [Member]
Loans and leases receivable, consumer	2,112
Personal Loans [Member] | Total Past Due Over 30 Days [Member]
Loans and leases receivable, consumer	2,973
Vehicles [Member]
Loans and leases receivable, consumer	60,254
Vehicles [Member] | Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, consumer	54,044
Vehicles [Member] | Past Due From 31 To 60 Days [Member]
Loans and leases receivable, consumer	2,331
Vehicles [Member] | Past Due From 61 To 90 Days [Member]
Loans and leases receivable, consumer	872
Vehicles [Member] | Past Due Over 90 Days [Member]
Loans and leases receivable, consumer	3,007
Vehicles [Member] | Total Past Due Over 30 Days [Member]
Loans and leases receivable, consumer	6,210
Mortgage Loans [Member]
Loans and leases receivable, consumer	8,020
Mortgage Loans [Member] | Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, consumer	7,746
Mortgage Loans [Member] | Past Due From 31 To 60 Days [Member]
Loans and leases receivable, consumer	90
Mortgage Loans [Member] | Past Due From 61 To 90 Days [Member]
Loans and leases receivable, consumer	44
Mortgage Loans [Member] | Past Due Over 90 Days [Member]
Loans and leases receivable, consumer	140
Mortgage Loans [Member] | Total Past Due Over 30 Days [Member]
Loans and leases receivable, consumer	274
Corporate [Member]
Loans and leases receivable, commercial	76,584
Corporate [Member] | Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, commercial	76,363
Corporate [Member] | Past Due From 31 To 60 Days [Member]
Loans and leases receivable, commercial	55
Corporate [Member] | Past Due From 61 To 90 Days [Member]
Loans and leases receivable, commercial	44
Corporate [Member] | Past Due Over 90 Days [Member]
Loans and leases receivable, commercial	122
Corporate [Member] | Total Past Due Over 30 Days [Member]
Loans and leases receivable, commercial	221
Small and Medium Businesses [Member]
Loans and leases receivable, commercial	79,614
Small and Medium Businesses [Member] | Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, commercial	73,171
Small and Medium Businesses [Member] | Past Due From 31 To 60 Days [Member]
Loans and leases receivable, commercial	1,114
Small and Medium Businesses [Member] | Past Due From 61 To 90 Days [Member]
Loans and leases receivable, commercial	710
Small and Medium Businesses [Member] | Past Due Over 90 Days [Member]
Loans and leases receivable, commercial	4,619
Small and Medium Businesses [Member] | Total Past Due Over 30 Days [Member]
Loans and leases receivable, commercial	6,443
Current and Past Due Upto 30 Days [Member]
Loans and leases receivable, consumer	115,540
Foreign Loans Latin America	13,385
Total	278,459
Past Due From 31 To 60 Days [Member]
Loans and leases receivable, consumer	3,347
Foreign Loans Latin America	31
Total	4,547
Past Due From 61 To 90 Days [Member]
Loans and leases receivable, consumer	1,624
Foreign Loans Latin America	15
Total	2,393
Past Due Over 90 Days [Member]
Loans and leases receivable, consumer	7,978
Foreign Loans Latin America	51
Total	12,770
Total Past Due Over 30 Days [Member]
Loans and leases receivable, consumer	12,949
Foreign Loans Latin America	97
Total	19,710